AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
--------------------------------------------------------------------------------


                                                             FILE NOS. 033-62203
                                                                       811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 4 /X/

                                     AND/OR

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 8/X/

            GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
      (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

           RICHARD T. CHOI, ESQUIRE             TERRY R. YOUNG, ESQUIRE
           FREEDMAN, LEVY, KROLL & SIMONDS      ALLSTATE LIFE FINANCIAL
           1050 CONNECTICUT AVENUE, N.W.        SERVICES, INC.
           SUITE 825                            3100 SAUNDERS ROAD
           WASHINGTON, D.C.  20036-5366         NORTHBROOK, IL  60062

           Approximate date of proposed public offering: Continuous

            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 1999 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

        / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Annuity Contracts and Participating Interests Therein.

                   THE AIM LIFETIME PLUS(sm) VARIABLE ANNUITY



Glenbrook Life and Annuity Company                  Prospectus dated May 1, 1999
P.O. Box 94039, Palatine, IL 60094-4039
Telephone Number: 1-800-776-6978


Glenbrook Life and Annuity Company ("Glenbrook") is offering the AIM Lifetime Plus Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 14 investment alternatives ("investment alternatives"). The investment alternatives include a fixed account option ("Fixed Account") and 13 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life and Annuity Company Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds, Inc.:

   AIM V.I. Aggressive Growth Fund           AIM V.I. Government Securities Fund
   AIM V.I. Balanced Fund                    AIM V.I. Growth Fund
   AIM V.I. Capital Appreciation Fund        AIM V.I. Growth and Income Fund
   AIM V.I. Capital Development Fund         AIM V.I. High Yield Fund
   AIM V.I. Diversified Income Fund          AIM V.I. International Equity Fund
   AIM V.I. Global Utilities Fund            AIM V.I. Money Market Fund
                             AIM V.I. Value Fund

We (Glenbrook) have filed a Statement of Additional Information, dated May 1, 1999, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.




                 The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
   IMPORTANT
    NOTICES The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits, or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

                 The Contracts are not FDIC insured.

TABLE OF CONTENTS

--------------------------------------------------------------------------------




                                                                           Page

                 Important Terms...........................................
Overview         The Contract At A Glance..................................
                 How the Contract Works....................................
                 Expense Table.............................................
                 Financial Information.....................................



                 The Contract..............................................

                 Purchases.................................................
                 Contract Value............................................
                 Investment Alternatives...................................
                          The Variable Sub-Accounts........................
                          The Fixed Account................................
                          Transfers........................................
Contract         Expenses..................................................
                 Access To Your Money......................................
                 Income Payments...........................................
                 Death Benefits............................................



                 More Information:
                          Glenbrook........................................
                          The Variable Account.............................
                          The Funds........................................
Other                     The Contract ....................................
Information               Qualified Plans .................................
                          Legal Matters....................................
                          Year 2000........................................
                 Taxes.....................................................
                 Annual Reports and Other Documents........................
                 Performance Information...................................
                 Experts...................................................
                 Appendix A--Accumulation Unit Values......................
                 Appendix B - Market Value Adjustment .....................
                 Statement of  Additional Information Table of Contents....

IMPORTANT TERMS

--------------------------------------------------------------------------------



This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                            Page

      Accumulation Phase................................................
      Accumulation Unit ................................................
      Accumulation Unit Value ..........................................
      Anniversary Value.................................................
      Annuitant.........................................................
      Automatic Fund Rebalancing Program................................
      Automatic Additions Program.......................................
      Beneficiary ......................................................
      Cancellation Period ..............................................
      *Contract ........................................................
      Contract Anniversary..............................................
      Contract Owner ("You") ...........................................
      Contract Value ...................................................
      Contract  Year....................................................
      Death Benefit Anniversary ........................................
      Dollar Cost Averaging Program.....................................
      Due Proof of Death................................................
      Enhanced Death Benefit Options....................................
      Fixed Account.....................................................
      Free Withdrawal Amount............................................
      Funds.............................................................
      Glenbrook ("We")..................................................
      Guarantee Periods.................................................
      Income Plan ......................................................
      Investment Alternatives ..........................................
      Issue Date .......................................................
      Market Value Adjustment ..........................................
      Payout Phase......................................................
      Payout Start Date  ...............................................
      Qualified Contracts ..............................................
      Right to Cancel ..................................................
      SEC...............................................................
      Settlement Value..................................................
      Systematic Withdrawal Program ....................................
      Treasury Rate ....................................................
      Valuation Date....................................................
      Variable Account .................................................
      Variable Sub-Account .............................................


      * In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


 -------------------------------------------------------------------------------

    Flexible Payments
                         You can purchase a Contract with as little as $5,000 ($2,000 for "Qualified Contracts," which are Contracts issued with qualified plans). You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $2,000.


 -------------------------------------------------------------------------------

    Right to Cancel You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Cancellation Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.


 -------------------------------------------------------------------------------

    Expenses             You will bear the following expenses:

                         o Total Variable Account annual fees equal to 1.45% of average daily net Assets
                         o Annual contract maintenance charge of $35 (with certain exceptions)
                         o Withdrawal charges ranging from 0% to 6% of payments withdrawn (with certain exceptions)
                         o Transfer fee of $10 after 12th transfer in any Contract Year (fee currently waived)
                         o     State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.


 -------------------------------------------------------------------------------

    Investment
    Alternatives         The   Contract   offers  14   investment   alternatives
                         including:

                         o The Fixed Account (which credits interest at rates we guarantee), and
                         o 13 Variable Sub-Accounts investing in Funds offering professional money management by A I M Advisors, Inc.

                         To find out current rates being paid on the Fixed Account, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-776-6978.


 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

    Special Services     For your  convenience,  we offer these special
                         services:

                         o     Automatic Fund Rebalancing Program
                         o     Automatic Additions Program
                         o     Dollar Cost Averaging Program
                         o     Systematic Withdrawal Program



 -------------------------------------------------------------------------------

    Income Payments You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         o     life income with guaranteed payments
                         o a joint and survivor life income with guaranteed payments
                         o     guaranteed payments for a specified period
                               (5 to 30 years)


 -------------------------------------------------------------------------------

    Death Benefits       If you die before the Payout  Start  Date,  we will pay
                         the death benefit described in the Contract. We also offer 2 Enhanced Death Benefit Options.


 -------------------------------------------------------------------------------

    Transfers            Before the Payout  Start Date,  you may  transfer  your
                         Contract value ("Contract Value") among the investment alternatives, with certain restrictions. Transfers to the Fixed Account must be at least $500.

                         We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract year," which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").


 -------------------------------------------------------------------------------

    Withdrawals          You may withdraw some or all of your Contract  Value at
                         any time prior to the earlier of:

                         (1) the death of the Contract owner (the Annuitant if the Contract owner is not a natural person) or

                         (2)   the Payout Start Date.

                         In general, you must withdraw at least $50 at a time. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge and Market Value Adjustment also may apply.


--------------------------------------------------------------------------------

HOW THE CONTRACT WORKS

--------------------------------------------------------------------------------


      The Contract basically works in two ways.

      First, the Contract can help you (we assume you are the Contract owner) save for retirement because you can invest in up to 14 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

      Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

      The timeline below illustrates how you might use your Contract.


Effective                               Payout Start
  Date          Accumulation Phase          Date            Payout Phase
--------------------------------------------------------------------------------------------------
              You save for retirement
   |                                          |                          |          >?

You buy                                 You elect to receive          You can        Or you can
a Contract                              income payments or            receive        receive
                                        receive a lump sum            income         income
                                        payment                       payments       payments for
                                                                      for a set      life
                                                                      period



      As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or, if there is none, your Beneficiary. See "Death Benefits."

      Please call us at 1-800-776-6978 if you have any question about how the Contract works.

EXPENSE TABLE

--------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


      ------------------------------------------------------------------------

      CONTRACT OWNER TRANSACTION EXPENSES

      Withdrawal Charge (as a percentage of purchase payments)*

      Number of Complete Years
      Since We Received the Purchase
      Payment Being Withdrawn:      0     1     2     3     4     5     6
      7+

      Applicable Charge:            6%    6%    5%    5%    4%    4%    3%
      0%

      Annual Contract Maintenance Charge.........................$35.00**
      Transfer Fee...............................................$10.00***

      -------------------

      * Each Contract Year, you may withdraw up to 10% of your aggregate purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

      ** We will waive this charge in certain cases.  See "Expenses."

      ***Applies solely to the thirteenth and subsequent transfers within a Contract Year. We are currently waiving the transfer fee.


      ------------------------------------------------------------------------

      VARIABLE ACCOUNT ANNUAL EXPENSES
      (as a percentage of average daily net asset value deducted from each Variable Sub-Account)


      Mortality and Expense Risk Charge..........................1.35%
      Administrative Expense Charge..............................0.10%
                                                                 -----
            Total Variable Account Annual Expenses...............1.45%
      ------------------------------------------------------------------------


      ------------------------------------------------------------------------------

      FUND ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements)
      (as a percentage of Portfolio average daily net assets)(1)

                                                                       Total Annual
                                              Management      Other        Fund
      Fund                                       Fee        Expenses      Expenses
      ----                                    ----------    --------   -------------

      AIM V.I. Aggressive Growth Fund(1)        0.10%         1.06%         1.16%
      AIM V.I. Balanced Fund(1)                 0.00%         1.18%         1.18%
      AIM V.I. Capital Appreciation Fund        0.62%         0.05%         0.67%
      AIM V.I. Capital Development Fund(1)      0.00%         1.21%         1.21%
      AIM V.I. Diversified Income Fund          0.60%         0.17%         0.77%
      AIM V.I. Global Utilities Fund            0.65%         0.46%         1.11%
      AIM V.I. Government Securities Fund       0.50%         0.26%         0.76%
      AIM V.I. Growth Fund                      0.64%         0.08%         0.72%
      AIM V.I. Growth and Income Fund           0.61%         0.04%         0.65%
      AIM V.I. High Yield Fund(1)               0.00%         1.13%         1.13%
      AIM V.I. International Equity Fund        0.75%         0.16%         0.91%
      AIM V.I. Money Market Fund                0.40%         0.18%         0.58%
      AIM V.I. Value Fund                       0.61%         0.05%         0.66%

      -------------------

     (1)  Figures  shown in the table are for the year ended  December 31, 1998.
          Absent voluntary reductions and reimbursements for certain Funds, management fees, other expenses, and total annual fund expenses expressed as a percentage of average net assets of the Funds would have been as follows:

      AIM V.I. Aggressive Growth Fund           0.80%         3.82%         4.62%
      AIM V.I. Balanced Fund                    0.75%         2.08%         2.83%
      AIM V.I. Capital Development Fund         0.75%         5.05%         5.80%
      AIM V.I. High Yield Fund                  0.63%         1.87%         2.50%


      ---------------------------------------------------------------------------

EXAMPLE 1
---------

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

     o    invested  a $1,000  in a  Variable  Sub-Account,

     o    earned a 5% annual return on your investment, and

     o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

         SUB-ACCOUNT                    1 YEAR   3 YEARS     5 YEARS   10 YEARS
         -----------                    ------   -------     -------   --------

         AIM V.I. Aggressive Growth       $81       $129       $179      $303
         AIM V.I. Balanced                $82       $130       $180      $305
         AIM V.I. Capital Appreciation    $76       $114       $154      $253
         AIM V.I. Capital Development     $82       $130       $182      $308
         AIM V.I. Diversified Income      $77       $117       $159      $263
         AIM V.I. Global Utilities        $81       $127       $176      $298
         AIM V.I. Government Securities   $77       $117       $158      $262
         AIM V.I. Growth                  $77       $115       $156      $258
         AIM V.I. Growth and Income       $76       $113       $153      $250
         AIM V.I. High Yield              $81       $128       $177      $300
         AIM V.I. International Equity    $79       $121       $166      $277
         AIM V.I. Money Market            $75       $111       $149      $243
         AIM V.I. Value                   $76       $114       $153      $251


EXAMPLE 2
---------

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

         SUB-ACCOUNT                    1 YEAR   3 YEARS     5 YEARS   10 YEARS
         -----------                    ------   -------     -------   --------

         AIM V.I. Aggressive Growth       $27        $84       $143      $303
         AIM V.I. Balanced                $28        $85       $144      $305
         AIM V.I. Capital Appreciation    $22        $69       $118      $263
         AIM V.I. Capital Development     $28        $85       $146      $308
         AIM V.I. Diversified Income      $23        $72       $123      $263
         AIM V.I. Global Utilities        $27        $82       $140      $298
         AIM V.I. Government Securities   $23        $72       $122      $262
         AIM V.I. Growth                  $23        $70       $120      $258
         AIM V.I. Growth and Income       $22        $68       $117      $250
         AIM V.I. High Yield              $27        $83       $141      $300
         AIM V.I. International Equity    $25        $76       $130      $277
         AIM V.I. Money Market            $21        $66       $113      $243
         AIM V.I. Value                   $22        $69       $117      $251

Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $57,476.

FINANCIAL INFORMATION

------------------------------------------------------------------------------



To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

THE CONTRACT

------------------------------------------------------------------------------



CONTRACT OWNER

The AIM Lifetime Plus Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

     o    the investment alternatives during the Accumulation and Payout Phases,
     o    the amount and timing of your purchase payments and withdrawals,
     o    the programs you want to use to invest or withdraw money,
     o    the income payment plan you want to use to receive retirement income,
     o the Annuitant (either yourself or someone else) on whose life the income payments will be based,
     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when you die, and
     o    any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page __.


ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant prior to the Payout Start Date. In our discretion , we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on or after the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

o     the youngest Contract owner, otherwise
o     the youngest Beneficiary.


BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

     o    your spouse or, if he or she is no longer alive,

     o    your surviving children equally, or if you have no surviving children,

     o    your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

------------------------------------------------------------------------------



MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $500 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.
We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Consult your sales representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

CONTRACT VALUE

--------------------------------------------------------------------------------



Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account.


ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     o changes in the share price of the Fund in which the Variable Sub-Account invests, and

     o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

You should refer to the prospectus for the Funds that accompanies this prospectus for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

--------------------------------------------------------------------------------



You may allocate your purchase payments to up to 13 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the prospectus for the Funds before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.

--------------------------------------------------------------------------------

Fund:                                   Each Fund Seeks:
--------------------------------------------------------------------------------

AIM V.I. Aggressive Growth Fund*        Long-term growth of capital

--------------------------------------------------------------------------------
AIM V.I. Balanced Fund                  As high a total return as possible,
                                        consistent with preservation of capital
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      Growth of capital
--------------------------------------------------------------------------------
AIM V.I. Capital Development Fund       Long-term growth of capital
--------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund        High level of current income
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          High level of current income and a
                                        secondary objective of growth of capital
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     High level of current income consistent
                                        with reasonable concern for safety of
                                        principal
--------------------------------------------------------------------------------
AIM V.I. Growth Fund                    Growth of capital
--------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund         Growth of capital with a secondary
                                        objective of current income
--------------------------------------------------------------------------------
AIM V.I. High Yield Fund                High level of current income
--------------------------------------------------------------------------------
AIM V.I. International Equity Fund      Long-term growth of capital
--------------------------------------------------------------------------------
AIM V.I. Money Market Fund              As high a level of current income as is
                                        consistent with the preservation of
                                        capital and liquidity
--------------------------------------------------------------------------------
AIM V.I. Value Fund                     Long-term growth of capital
--------------------------------------------------------------------------------


* Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. If the Fund is closed, Contract owners maintaining an allocation of Contract Value in that Fund will nevertheless be permitted to allocate additional purchase payments to the Fund.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES : The Fixed Account

--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


GUARANTEE PERIODS

Each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select the Guarantee Period for each amount that you allocate to the Fixed Account. If you do not select a Guarantee Period for a purchase payment or transfer, we will assign the same period(s) as used for the most recent purchase payment.

Each payment or transfer allocated to any one Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to any one Guarantee Period.


INTEREST RATES

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, sales commissions and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Glenbrook at 1-800-776-6978.

The interest rate will never be less than the minimum guarantee rate stated in the Contract.


HOW WE CREDIT INTEREST

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment..........................$10,000
Guarantee Period..........................5 years
Annual Interest Rate......................4.50%


                                                    END OF CONTRACT YEAR
                                          YEAR 1     YEAR 2     YEAR 3      YEAR 4       YEAR 5
                                          ------     ------     ------      ------       ------
Beginning Contract Value                $10,000.00
X (1 + Annual Interest Rate)                X1.045
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
X (1 + Annual Interest Rate)                           X1.045
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
X (1 + Annual Interest Rate)                                      X1.045
                                                              $11,411.66
Contract Value at end of Contract Year                                    $11,411.66
X (1 + Annual Interest Rate)                                                  X1.045
                                                                          $11,925.19
Contract Value at end of Contract Year                                                $11,925.19
X (1 + Annual Interest Rate)                                                              X1.045
                                                                                      $12,461.82
Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)


This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.


RENEWALS

Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our  Automatic  Laddering  Program,  you may choose,  in  advance,  to use
Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our Customer Service unit at 1-800-776-6978.


MARKET VALUE ADJUSTMENT

All withdrawals in excess of the Free Withdrawal Amount, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We will not apply a Market Value Adjustment to a withdrawal you make:

     o    within the Free Withdrawal Amount as described on page __, or

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES:  Transfers

--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Guarantee Period for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces the value in the Fixed Account to less than $500, we will treat the request as a transfer of the entire value.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-776-6978 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM

Under the Dollar Cost Averaging Program, you may automatically transfer a set amount at regular intervals during the Accumulation Phase from any Variable Sub-Account, or a 1 year Guarantee Period of the Fixed Account, to any other Variable Sub-Account. The intervals between transfers, may be monthly, quarterly, semi-annually, or annually. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

      Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES

--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

     o    total purchase payments equal $50,000 or more, or

     o all of your money is allocated to the Fixed Account as of the Contract Anniversary.

If you surrender your Contract, we will deduct the full contract maintenance charge unless your Contract qualifies for a waiver.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.35% of the daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines is shown on page __, above. During each Contract Year, you can withdraw up to 10% of purchase payments without paying the charge. Unused portions of this 10% "Free Withdrawal Amount" are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

     o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);
     o the death of the Contract owner (Annuitant if Contract owner is not a natural person);
     o    withdrawals taken to satisfy IRS minimum distribution rules; or
     o    withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

      1)you or the Annuitant, if the Contract is owned by a non-natural person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

      2)we must receive the request for the withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

      3)a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of this waiver and may also change certain terms and/or benefits available under the waiver. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of the waiver, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Funds whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the AIM Variable Insurance Funds, Inc.. For a summary of current estimates of those charges and expenses, see pages ___ above. We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY


--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

     1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     2)   An emergency exists as defined by the SEC; or

     3)   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat the request as a withdrawal of the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and premium taxes.

INCOME PAYMENTS

--------------------------------------------------------------------------------


PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that income payments start under an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

     o    fixed income payments;
     o    variable income payments; or
     o    a combination of the two.

The three Income Plans are:

      Income Plan 1 -- Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

      Income Plan 2 -- Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

      Income Plan 3 -- Guaranteed Payments for a Specified Period (5 Years to 30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments due. A withdrawal charge may apply. We also assess applicable premium taxes against all income payments.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

     o pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

     o reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

     1) adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

     2)   deducting any applicable premium tax; and

     3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS

--------------------------------------------------------------------------------



We will pay a death benefit if, prior to the Payout Start Date:

     1)   any Contract owner dies or,

     2) the Annuitant dies, if the Contract is owned by a company or other legal entity.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary.


DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

     1)   the Contract Value as of the date we determine the death benefit, or

     2) the Settlement Value (that is, the amount that would have been payable on a full withdrawal of the Contract Value) on the date that we determine the death benefit, or

     3) the Contract Value at the Death Benefit Anniversary immediately preceding the date that we determine the death benefit adjusted any purchase payments withdrawals and charges made since that anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will adjust the death benefit by any applicable Market Value Adjustment as of the date we determine the death benefit. The death benefit will never be less than the sum of all purchase payments less any amounts previously paid to the Contract owner (including income tax withholding).

A claim for a distribution on death must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

     o    a certified copy of a death certificate;

     o a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

     o    any other proof acceptable to us.


ENHANCED DEATH BENEFIT OPTIONS

You can select an enhanced death benefit option when you purchase the Contract.

Enhanced Death Benefit A. If you select Enhanced Death Benefit A, the death benefit will be the greater of the values stated in the Death Benefit provision above, or the value of the Enhanced Death Benefit A. The Enhanced Death Benefit A is:

      The greatest of the Anniversary Values as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by the amount of any partial withdrawals since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

          (i)  the date we determine the death benefit, or
          (ii) the 75th birthday of the oldest Contract owner, or the Annuitant if the Contract owner is not a natural person, or 5 years after the Issue Date, if later.

Enhanced Death Benefit B. If you select Enhanced Death Benefit B, the death benefit will be the greater of the values stated in the Death Benefit Amount provision above, or the value of the Enhanced Death Benefit B. The Enhanced Death Benefit B is:

      Total purchase payments minus the sum of all partial withdrawals. Each purchase payment and each partial withdrawal will accumulate daily at a rate equivalent to 5% per year until the earlier of:

          (i)  the date we determine the death benefit, or
          (ii) the first day of the month following the 75th birthday of the oldest Contract owner, or the Annuitant if the Contract owner is not a natural person, or 5 years after the Issue Date, if later.

If neither option is selected by the Owner, the Contract will automatically include Enhanced Death Benefit A. We will determine the value of the death benefit at the end of the Valuation Date on which we receive a complete request for payment of the death benefit which includes due proof of death. Neither the Enhanced Death Benefit A nor the Enhanced Death Benefit B will ever be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS

A death benefit will be paid:

     1) if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

     2) if the death benefit is paid as of the day we determine the value of the death benefit. Otherwise, we will pay the Settlement Value. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment or on the mandatory distribution date of 5 years after the date of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

The Contract owner eligible to receive death benefits has the following options:

     1) If the Contract owner is not a natural person, then the Contract owner may receive the death benefit in one or more distributions.

     2) If the Contract owner is a natural person, the Contract owner may elect to receive the death benefit in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

                    o    the life of the Contract owner; or

                    o a period not to exceed the life expectancy of the Contract owner; or

                    o the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

         Any death benefit payable in a lump sum must be paid within 5 years of the date of death. If no election is made, funds will be distributed at the end of the 5 year period.

     3) If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION

--------------------------------------------------------------------------------



GLENBROOK

Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992.
Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT

Glenbrook established the Glenbrook Life and Annuity Company Separate Account A on September 6, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 13 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Funds in shares of the distributing Fund at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The boards of directors of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

Distribution. Allstate Life Financial Services ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of any purchase payments (on a present value basis). These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. We do not expect that a persistency bonus will exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. These commissions are intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account.
We provide the following administrative services, among others:

     o    issuance of the Contracts;
     o    maintenance of Contract owner records;
     o    Contract owner services;
     o    calculation of unit values;
     o    maintenance of the Variable Account; and
     o    preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.


YEAR 2000

Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced, ("Year 2000 Issue"). Glenbrook believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Glenbrook presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.

TAXES

--------------------------------------------------------------------------------



The following discussion is general and is not intended as tax advice. Glenbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1)   the Contract owner is a natural person,

     2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3) Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     o    made on or after the date the individual attains age 59 1/2,

     o    made to a beneficiary after the Contract owner's death,

     o    attributable to the Contract owner being disabled, or

     o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

     1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

     2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1)   made on or after the date the Contract owner attains age 59 1/2;
     2)   made as a result of the Contract owner's death or disability;
     3) made in substantially equal periodic payments over the Contract owner's life or life expectancy,
     4) made under an immediate annuity, or 5) attributable to investment in the Contract before August 14, 1982.


You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


Tax Qualified Contracts

Contracts may be used as investments with certain qualified plans such as:

     o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
     o    Roth IRAs under Section 408A of the Code;
     o    Simplified Employee Pension Plans under Section 408(k) of the Code;
     o    Savings  Incentive  Match  Plans for  Employees  (SIMPLE)  Plans under
          Section 408(p) of the Code;
     o    Tax Sheltered Annuities under Section 403(b) of the Code;
     o    Corporate and Self Employed Pension and Profit Sharing Plans; and
     o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

     1)   on or after the date of employee

          o    attains age 59 1/2,

          o    separates from service,

          o    dies,

          o    becomes disabled, or

     2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

     1)   required minimum distributions, or

     2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

     3)   over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS

------------------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 1998 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000947878. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 94039, Palatine, IL 60094-4039 (telephone:
1-800-776-6978).

PERFORMANCE INFORMATION

------------------------------------------------------------------------------


We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


EXPERTS

--------------------------------------------------------------------------------

The financial statements and the related financial statement schedule incorporated in this prospectus by reference from Glenbrook's Annual Report on Form 10-K for the year ended December 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                                  APPENDIX A
           Accumulation Unit Value and Number of Accumulation Units
          Outstanding for Each Variable Sub-Account Since Inception



For the Years Beginning January 1* and Ending December 31     1995         1996           1997            1998
                                                              ----         ----           ----            ----
December 31

AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   -             -               -          $  10.000
Accumulation Unit Value, End of Period                         -             -               -          $   9.810
Number of Units Outstanding, End of Period                     -             -               -            163,537

AIM V.I. BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   -             -               -          $  10.000
Accumulation Unit Value, End of Period                         -             -               -          $  11.193
Number of Units Outstanding, End of Period                     -             -               -            244,603

AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   -             -               -          $  10.000
Accumulation Unit Value, End of Period                         -             -               -          $   9.160
Number of Units Outstanding, End of Period                     -             -               -            126,384

AIM V.I. HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   -              -              -          $  10.000
Accumulation Unit Value, End of Period                         -              -              -          $   9.141
Number of Units Outstanding, End of Period                     -              -              -            170,679

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $   9.827       $  11.387      $  12.739
Accumulation Unit Value, End of Period                     $ 9.827       $  11.387          12.739         14.979
Number of Units Outstanding, End of Period                     996       4,471,775       7,850,032      8,770,421

AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $  10.068       $  10.934      $  11.788
Accumulation Unit Value, End of Period                     $10.068       $  10.934       $  11.788      $  12.035
Number of Units Outstanding, End of Period                       0         747,505       1,950,608      2,301,209

AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $  10,209       $  11.276      $  13.518
Accumulation Unit Value, End of Period                      10,209       $  11.276       $  13.518      $  15.534
Number of Units Outstanding, End of Period                       0         163,534         426,581        630,811

AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $  10.082       $  10.164      $  10.835
Accumulation Unit Value, End of Period                     $10.082       $  10.164       $  10.835      $  11.484
Number of Units Outstanding, End of Period                       0         263,768         550,452        912,586

AIM V.I. GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $   9.852       $  11.466      $  14.338
Accumulation Unit Value, End of Period                       9.852          11.466          14.388      $  18.954
Number of Units Outstanding, End of Period                     104       2,070,239       4,031,175      5,170,994

AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $   9.897       $  11.699      $  14.496
Accumulation Unit Value, End of Period                     $ 9.897       $  11.699       $  14.496      $  18.243
Number of Units Outstanding, End of Period                     103       2,425,462       5,374,119      6,935,245

AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $  10.103       $  11.953      $  12.598
Accumulation Unit Value, End of Period                     $10.103       $  11.953       $  12.598         14.340
Number of Units Outstanding, End of Period                     936       1,969,297       3,667,815      3,847,934

AIM V.I. MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $  10.023       $  10.369         10.745
Accumulation Unit Value, End of Period                     $10.023       $  10.369       $  10.745      $  11.125
Number of Units Outstanding, End of Period                       0         894,947       1,291,169      1,389,344

AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period               $10.000       $   9.783       $  11.090      $  13.520
Accumulation Unit Value, End of Period                     $ 9.783       $  11.090       $  13.520      $  17.644
Number of Units Outstanding, End of Period                     966       3,528,353       7,294,719      9,222,186

* All Variable Sub-Accounts commenced operations on December 4, 1995, with the exception of the AIM V.I. Aggressive Growth, Balanced, Capital Development, and High Yield Sub-Accounts, which commenced operations on May 1, 1998.

                                [back cover]


                                  APPENDIX B

                           MARKET VALUE ADJUSTMENT



The Market Value Adjustment is based on the following:

      I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

      N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period; and

      J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note for a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury rate.

      "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:             $10,000 allocated to a Guarantee Period
Guarantee Period:             5 years
Treasury Rate (at the
  time the Guarantee
  Period was established):    4.50%
Full Surrender:               End of Contract Year 3


NOTE: These examples assume that premium taxes are not applicable.

                  EXAMPLE 1: (Assumes declining interest rates)


Step 1.   Calculate Contract Value at End of Contract Year 3:         $10,000.00 X (1.0450)3 = $11,411.66



Step 2.   Calculate the Free Withdrawal Amount:                       .10 X $10,000.00 = $1,000.00



Step 3.   Calculate the Withdrawal Charge:                            .05 X ($10,000.00 - $1,000.00) = $450.00



Step 4.   Calculate the Market Value Adjustment:                      I    =    4.5%
                                                                      J    =    4.2%

                                                                                730 Days
                                                                                --------
                                                                      N    =    365 days = 2

                                                                      Market  Value  Adjustment  Factor:  .9 X(I-J) X N

                                                                      = .9 X (.045 - .042) X (2) = .0054

                                                                      Market Value Adjustment = Market Value Adjustment
                                                                      Factor X Amount Subject to Market Value Adjustment:

                                                                      =  .0054 X ($11,411.66-$1,000) = $56.22

Step 5.   Calculate the amount received by Contract owner as
result of full withdrawal at the end of Contract Year 3:              $11,411.66-$450.00+$ 56.22  = $11,017.88





                   EXAMPLE 2: (Assumes rising interest rates)


Step 1.   Calculate Contract Value at End of Year 3:                  $10,000.00 X  (1.045)3 = $11,411.66 Contract Year 3:


Step 2.   Calculate the Free Withdrawal Amount:                       .10 X ($10,000.00) = $1,000.00


Step 3.   Calculate the Withdrawal Charge:                            .05 X ($10,000.00 - $1,000.00) = $450.00


Step 4.   Calculate the Market Value Adjustment                       I    =    4.5%
                                                                      J    =    4.8%

                                                                                730 days
                                                                                --------
                                                                      N    =    365 days = 2

                                                                      Market Value  Adjustment  Factor:  .9 X (I-J) X N

                                                                      = .9 X (.045 - .048) X (2) = -.0054


                                                                      Market Value  Adjustment = Market Value Adjustment
                                                                      Factor X Amount  Subject to Market Value Adjustment

                                                                      = -.0054 X  ($11,411.66  - $1,000.00) = - $56.22



Step 5.   Calculate the amount received by Contract owner as a                           $11,411.66   -   $450.00   -   56.22  =
result of full withdrawal at the end of Contract Year 3:              $11,411.66 - $450.00 - 56.22 = $10,905.44

                  STATEMENT OF ADDITIONAL INFORMATION
                        TABLE OF CONTENTS

          Description                                         Page

          Additions, Deletions or Substitutions of
          Investments...........................................
          The Contract..........................................
                Purchases.......................................
                Tax-free Exchanges (1035 Exchanges,
          Rollovers and Transfers)..............................
          Performance Information...............................
          Calculation of Accumulation Unit Values...............
          Calculation of Variable Income Payments...............
          General Matters.......................................
                Incontestability................................
                Settlements.....................................
                Safekeeping of the Variable Account's Assets....
                Premium Taxes...................................
                Tax Reserves....................................
          Federal Tax Matters...................................
          Qualified Plans.......................................
          Experts...............................................
          Financial Statements..................................






               -----------------------------------------------




This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                   THE AIM LIFETIME PLUS(sm) VARIABLE ANNUITY


Glenbrook Life and Annuity Company           Statement of Additional Information
Glenbrook Life and Annuity Company                    dated May 1, 1999
       Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1 (800) 776 - 6978


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(sm) Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 1999, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.




                                TABLE OF CONTENTS

          Description                                                 Page
          -----------                                                 ----

          Additions, Deletions or Substitutions of Investments
          The Contract
                Purchases
                Tax-free Exchanges (1035 Exchanges, Rollovers
                        and Transfers)
          Performance Information
          Calculation of Accumulation Unit Values
          Calculation of Variable Income Payments
          General Matters
                Incontestability
                Settlements
                Safekeeping of the Variable Account's Assets
                Premium Taxes
                Tax Reserves
          Federal Tax Matters
          Qualified Plans
          Experts

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

--------------------------------------------------------------------------------


We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

--------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Life Financial Services, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

      T        =    average annual total return

      ERV      =    ending  redeemable  value  of  a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

      n        =    number of years in the period

      1000     =    hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $57,476. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.



Variable Sub-Account               One Year      Five Years     Since Inception
-------------------                --------      ----------    ----------------


AIM V.I. Aggressive Growth           N/A            N/A             -10.81%
AIM V.I. Balanced                    N/A            N/A               9.85%
AIM V.I. Capital Appreciation       12.13%          N/A              12.88%
AIM V.I. Capital Development         N/A            N/A             -20.01%
AIM V.I. Diversified Income         -3.36%          N/A               4.84%
AIM V.I. Global Utilities            9.36%          N/A              14.23%
AIM V.I. Government Securities       3.72%          N/A               4.23%
AIM V.I. Growth                     26.73%          N/A              22.14%
AIM V.I. Growth & Income            20.39%          N/A              20.59%
AIM V.I. High Yield                  N/A            N/A             -20.28%
AIM V.I. International Equity        8.37%          N/A              11.23%
AIM V.I. Value                      25.04%          N/A              19.25%

-------------------

     * The Variable Sub-Accounts commenced operations December 4, 1995, with the exception of the AIM V.I. Aggressive Growth, Balanced, Capital Development and High Yield Sub-Accounts which commenced operations on May 1, 1998.


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to- date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; " 'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below. No non-standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

                                                                 10 Years or
                                                               Since Inception
Variable Sub-Account               One Year      Five Years       (if less)*
-------------------                --------      ----------    ----------------

AIM V.I. Aggressive Growth           N/A            N/A              -2.83%
AIM V.I. Balanced                    N/A            N/A              18.38%
AIM V.I. Capital Appreciation       17.59%          N/A              14.07%
AIM V.I. Capital Development         N/A            N/A             -12.31%
AIM V.I. Diversified Income          2.09%          N/A               6.22%
AIM V.I. Global Utilities           14.81%          N/A              15.40%
AIM V.I. Government Securities       9.18%          N/A               5.63%
AIM V.I. Growth                     32.19%          N/A              23.16%
AIM V.I. Growth & Income            25.85%          N/A              21.64%
AIM V.I. High Yield                  N/A            N/A             -12.58%
AIM V.I. International Equity       13.83%          N/A              12.46%
AIM V.I. Value                      30.50%          N/A              20.32%

-------------------

     *The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

                                                                 10 Years or
                                                               Since Inception
Variable Sub-Account               One Year      Five Years       (if less)*
-------------------                --------      ----------    ----------------
AIM V.I. Aggressive Growth           N/A             N/A            -10.81%
AIM V.I. Balanced                    N/A             N/A              9.85%
AIM V.I. Capital Appreciation       12.13%          15.09%           16.71%
AIM V.I. Capital Development         N/A             N/A            -20.01%
AIM V.I. Diversified Income         -3.36%           4.94%            5.29%
AIM V.I. Global Utilities            9.36%           N/A             13.24%
AIM V.I. Government Securities       3.72%           4.21%            4.18%
AIM V.I. Growth                     26.73%          19.29%           18.81%
AIM V.I. Growth & Income            20.39%           N/A             20.30%
AIM V.I. High Yield                  N/A             N/A            -20.28%
AIM V.I. International Equity        8.37%           9.17%           11.31%
AIM V.I. Value                      25.04%          19.56%           19.83%


-------------------

     *  The  inception  dates  of  the  Funds   corresponding  to  the  Variable
Sub-Accounts are as follows:

      AIM V.I. Aggressive Growth Fund               May 1, 1998
      AIM V.I. Balanced Fund                        May 1, 1998
      AIM V.I. Capital Appreciation Fund            May 5, 1993
      AIM V.I. Capital Development Fund             May 1, 1998
      AIM V.I. Diversified Income Fund              May 5, 1993
      AIM V.I. Global Utilities Fund                May 2, 1994
      AIM V.I. Government Securities Fund           May 5, 1993
      AIM V.I. Growth Fund                          May 5, 1993
      AIM V.I. Growth & Income Fund                 May 2, 1994
      AIM V.I. High Yield Fund                      May 1, 1998
      AIM V.I. International Equity Fund            May 5, 1993
      AIM V.I. Value Fund                           May 5, 1993

Calculation of Accumulation Unit Values

--------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

           (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

           (2)  the  per  share   amount  of  any   dividend  or  capital   gain
           distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

--------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

   The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

   We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

--------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS
--------------------------------------------------------------------------------


The financial statements and the related financial statement schedule included in this statement of additional information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          Financial Statements

                               INDEX


                                                                           PAGE

Independent Auditors' Report................................................F-1

Financial Statements:


       Statements of Financial Position
          December 31, 1998 and 1997........................................F-2

       Statements of Operations and Comprehensive Income for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-3

       Statements of Shareholder's Equity for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-4

       Statements of Cash Flows for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-5

       Notes to Financial Statements........................................F-6

       Schedule IV - Reinsurance for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-17

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1998 and 1997, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 19, 1999

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                             December 31,
                                                             ------------
($ in thousands)                                           1998        1997
                                                           ----        ----

ASSETS
Investments
    Fixed income securities, at fair value
      (amortized cost $87,415 and $81,369)              $   94,313   $   86,243
    Short-term                                               4,663        4,231
                                                        ----------   ----------
    Total investments                                       98,976       90,474

Reinsurance recoverable from Allstate Life
    Insurance Company                                    3,113,278    2,637,983
Other assets                                                 2,590        2,549
Separate Accounts                                          993,622      620,535
                                                        ----------   ----------
        TOTAL ASSETS                                    $4,208,466   $3,351,541
                                                        ==========   ==========

LIABILITIES
Contractholder funds                                     3,113,278    2,637,983
Current income taxes payable                                 2,181          609
Deferred income taxes                                        2,499        1,772
Payable to affiliates, net                                   3,583        2,698
Separate Accounts                                          993,622      620,535
                                                        ----------   ----------
        TOTAL LIABILITIES                                4,115,163    3,263,597
                                                        ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 4,200 shares
    authorized, issued and outstanding                       2,100        2,100
Additional capital paid-in                                  69,641       69,641
Retained income                                             17,079       13,035

Accumulated other comprehensive income:
    Unrealized net capital gains                             4,483        3,168
                                                        ----------   ----------
        Total accumulated other comprehensive income         4,483        3,168
                                                        ----------   ----------
        TOTAL SHAREHOLDER'S EQUITY                          93,303       87,944
                                                        ----------   ----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY      $4,208,466   $3,351,541
                                                        ==========   ==========


      See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                      Year Ended December 31,
                                                      -----------------------
($ in thousands)                                     1998      1997     1996
                                                     ----      ----     ----

REVENUES
Net investment income                              $ 6,231    $ 5,304   $ 3,774
Realized capital gains and losses                       (5)     3,460        --
                                                   -------    -------   -------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     6,226      8,764     3,774
Income tax expense                                   2,182      3,078     1,339
                                                   -------    -------   -------


NET INCOME                                           4,044      5,686     2,435
                                                   -------    -------   -------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
  Change in unrealized net capital
     gains and losses                                1,315        378      (567)
                                                   -------    -------   -------

COMPREHENSIVE INCOME                               $ 5,359    $ 6,064   $ 1,868
                                                   =======    =======   =======


See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                    December 31,
                                                    ------------
   ($ in thousands)                        1998       1997       1996
                                           ----       ----        ----

COMMON STOCK                             $  2,100   $  2,100   $  2,100
                                         --------   --------   --------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                 69,641     69,641     49,641
Capital contribution                           --         --     20,000
                                         --------   --------   --------
Balance, end of year                       69,641     69,641     69,641
                                         --------   --------   --------
RETAINED INCOME
Balance, beginning of year                 13,035      7,349      4,914
Net income                                  4,044      5,686      2,435
                                         --------   --------   --------
Balance, end of year                       17,079     13,035      7,349
                                         --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                  3,168      2,790      3,357
Change in unrealized net capital gains
   and losses                               1,315        378       (567)
                                         --------   --------   --------
Balance, end of year                        4,483      3,168      2,790
                                         --------   --------   --------

     Total shareholder's equity          $ 93,303   $ 87,944   $ 81,880
                                         ========   ========   ========

   See notes to financial statements.



                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS


                                                         Year Ended December 31,
                                                         -----------------------
    ($ in thousands)                                  1998        1997        1996
                                                      ----        ----        ----


CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $  4,044    $  5,686    $  2,435
Adjustments to reconcile net income to net cash
   provided by operating activities
      Amortization and other non-cash  items             (24)         29          --
      Realized capital gains and losses                    5      (3,460)         --
 Changes in:
      Income taxes payable                             1,590         240      (1,223)
      Other operating assets and liabilities             915         961         717
                                                    --------    --------    --------
        Net cash provided by operating activities      6,530       3,456       1,929
                                                    --------    --------    --------


CASH FLOWS FROM INVESTING ACTIVITIES
 Fixed income securities
   Proceeds from sales                                 1,966       1,405          --
   Investment collections                              7,123      14,217       2,891
   Investment purchases                              (15,250)    (50,115)     (5,667)
Participation in Separate Accounts                        --      13,981        (232)
Change in short-term investments, net                   (369)     (2,944)        815
                                                    --------    --------    --------
        Net cash used in investing activities         (6,530)    (23,456)     (2,193)
                                                    --------    --------    --------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                      --      20,000          --
                                                    --------    --------    --------
        Net cash provided by financing activities         --      20,000          --
                                                    --------    --------    --------

NET DECREASE IN CASH                                      --          --        (264)
CASH AT THE BEGINNING OF YEAR                             --          --         264
                                                    --------    --------    --------
CASH AT END OF YEAR                                 $     --    $     --    $     --
                                                    ========    ========    ========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Noncash financing activity:
    Capital contribution receivable from
       Allstate Life Insurance Company              $     --      $   --    $ 20,000
                                                    ========    ========    ========



See notes to financial statements.


                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1998 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings products and life insurance through banks, direct marketing and broker-dealers. Savings products include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities. Life insurance includes universal life and variable life products. The Company has entered into exclusive distribution arrangements with management investment companies to market its variable annuity contracts. In 1998, substantially all of the Company's statutory premiums and deposits were from annuities. The Company re-domesticated its operations from Illinois to Arizona in 1998.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal and state regulation and legislation that, if passed, would allow banks greater participation in securities and insurance businesses, which would present an increased level of competition, as well as opportunities, for sales of the
Company's  life and  savings  products.  Furthermore,  the market  for  deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could have a detrimental effect on the Company's sales.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company are Florida, Pennsylvania, Texas, California and Tennessee for the year ended December 31, 1998. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and dividends on short-term investments. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES
Revenues on universal life-type contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balance. All premium revenues and contract charges are primarily reinsured with ALIC.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates.

Deferred income taxes arise from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues flexible premium deferred variable annuity and variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. The Company's Separate Accounts consist of: Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life Variable Life Separate Account A, Glenbrook Life Scudder Variable Account (A), Glenbrook Life Multi-Manager Variable Account, Glenbrook Life AIM Variable Life Separate Account A and Glenbrook Life Variable Life Separate Account B. Each of the Separate Accounts are unit investment trusts registered with the Securities and Exchange Commission.

The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges and cost of insurance charges, all of which are reinsured with ALIC.

Prior to 1998, the Company had an ownership interest ("Participation") in the Separate Accounts. The Company's Participation was carried at fair value and unrealized gains and losses, net of deferred income taxes, were shown as a component of shareholder's equity. Investment income and realized capital gains and losses which arose from the Participation were included in the Company's statements of operations and comprehensive income. The Company liquidated its Participation during 1997, which resulted in a pretax realized capital gain of $3.5 million.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1998, credited interest rates on contractholder funds ranged from 3.46% to 11.00% for those contracts with fixed interest rates and from 3.75% to 10.00% for those with flexible rates.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income." Comprehensive income is a measurement of certain changes in shareholder's equity that result from transactions and other economic events other than transactions with shareholders. For the Company, these consist of changes in unrealized gains and losses on the investment portfolio (See Note 8).

In 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 redefines how segments are determined and requires additional segment disclosures for both annual and interim financial reporting. The Company has identified itself as a single operating segment.

PENDING ACCOUNTING STANDARDS
In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-related Assessments." The SOP is required to be adopted in 1999. The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The Company is currently evaluating the effects of this SOP on its accounting for insurance-related assessments. Certain information required for compliance is not currently available and therefore the Company is studying alternatives for estimating the accrual. In addition, industry groups are working to improve the information available. Adoption of this standard is not expected to be material to the results of operations or financial position of the Company.


3.   RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                                      YEAR ENDED DECEMBER 31,
                                                      -----------------------
($ in thousands)                                    1998       1997       1996
                                                  --------   --------   --------

Contract charges                                 $  19,009  $  11,641  $   4,254
Credited interest, policy benefits, and
   certain expenses                                218,008    179,954    113,703


BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $15,949, $19,243 and $4,804 in 1998, 1997 and 1996, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.


4.   INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:
                                    AMORTIZED   GROSS UNREALIZED     FAIR
                                      COST      GAINS     LOSSES     VALUE
                                      ----      -----     ------     -----
AT DECEMBER 31, 1998
U.S. government and agencies         $24,350   $ 4,308   $    --    $28,658
Municipal                                656        24        --        680
Corporate                             33,009     1,575       (39)    34,545
Mortgage-backed securities            29,400     1,047       (17)    30,430
                                     -------   -------   -------    -------
     Total fixed income securities   $87,415   $ 6,954   $   (56)   $94,313
                                     =======   =======   =======    =======

AT DECEMBER 31, 1997
U.S. government and agencies         $24,419   $ 2,961   $    --    $27,380
Municipal                                656        17        --        673
Corporate                             25,476       840        --     26,316
Mortgage-backed securities            30,818     1,056        --     31,874
                                     -------   -------   -------    -------
     Total fixed income securities   $81,369   $ 4,874   $    --    $86,243
                                     =======   =======   =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1998:

                                               AMORTIZED   FAIR
                                                 COST      VALUE
                                                 ----      -----

Due in one year or less                         $   400   $   400
Due after one year through five years             8,711     8,943
Due after five years through ten years           36,027    39,009
Due after ten years                              12,877    15,531
                                                -------   -------
                                                 58,015    63,883
Mortgage-backed securities                       29,400    30,430
                                                -------   -------
   Total                                        $87,415   $94,313
                                                =======   =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME
 YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

Fixed income securities                   $ 6,151    $ 5,014    $ 3,478
Short-term investments                        183        231        126
Participation in Separate Accounts             --        161        232
                                          -------    -------    -------
    Investment income, before expense       6,334      5,406      3,836
    Investment expense                        103        102         62
                                          -------    -------    -------
    Net investment income                 $ 6,231    $ 5,304    $ 3,774
                                          =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES
 YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

Fixed income securities                   $    (5)   $   (61)   $    --
Short-term investments                         --          6         --
Participation in Separate Accounts             --      3,515         --
                                          -------    -------    -------
     Realized capital gains and losses         (5)     3,460         --
     Income taxes                               2     (1,211)        --
                                          -------    -------    -------
     Realized capital gains and losses,
        after tax                         $    (3)   $ 2,249    $    --
                                          =======    =======    =======

Excluding calls and prepayments, gross losses of $5 and $61 were realized on sales of fixed income securities during 1998 and 1997, respectively. There were no gains or losses, excluding calls and prepayments during 1996.

UNREALIZED NET CAPITAL GAINS
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1998 are as follows:


                                 COST/
                               AMORTIZED     FAIR     GROSS UNREALIZED      UNREALIZED
                                 COST        VALUE     GAINS      LOSSES     NET GAINS
                                 ----        -----     -----      ------     ---------

Fixed income securities        $ 87,415    $ 94,313   $  6,954   $    (56)   $  6,898
                               ========   ========   ========    ========
Deferred income taxes                                                          (2,415)
                                                                             --------
Unrealized net capital gains                                                 $  4,483
                                                                             ========



CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,
                                       1998       1997       1996
                                     -------    -------    -------

Fixed income securities              $ 2,024    $ 2,410    $(2,239)
Participation in Separate Accounts        --     (1,829)     1,368
Deferred income taxes                   (709)      (203)       304
                                     -------    -------    -------
Increase (decrease)  in unrealized
   net capital gains                 $ 1,315    $   378    $  (567)
                                     =======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 1998, fixed income securities with a carrying value of $11,416 were on deposit with regulatory authorities as required by law.


5.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including universal life-type insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                1998                  1997
                                ----                  ----
                          CARRYING     FAIR     CARRYING    FAIR
                           VALUE       VALUE     VALUE      VALUE
                           -----       -----     -----      -----

Fixed income securities   $ 94,313   $ 94,313   $ 86,243   $ 86,243
Short-term investments       4,663      4,663      4,231      4,231
Separate Accounts          993,622    993,622    620,535    620,535

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                    1998                      1997
                                    ----                      ----
                             CARRYING      FAIR        CARRYING       FAIR
                               VALUE       VALUE         VALUE        VALUE
                               -----       -----         -----        -----
Contractholder funds on
     investment contracts   $3,130,228   $2,967,101   $2,636,331   $2,492,095
Separate Accounts              993,622      993,622      620,535      620,535

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


6.  INCOME TAXES

For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to Sears, Roebuck and Co.'s ("Sears") distribution ("Sears distribution") on June 30, 1995 of its 80.3% ownership in the Corporation to Sears shareholders, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return.

As a result of the Sears distribution, the Allstate Group was no longer included in the Sears Tax Group, and the Tax Sharing Agreement was terminated. Accordingly, the Allstate Group and Sears Group entered into a new tax sharing agreement, which adopts many of the principles of the Tax Sharing Agreement and governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Sears distribution, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax liability at December 31, are as follows:

                                          1998       1997
                                         -------    -------

Unrealized net capital gains             $(2,415)   $(1,706)
Difference in tax bases of investments       (84)       (66)
                                         -------    -------
   Total deferred liability              $(2,499)   $(1,772)
                                         =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                               1998     1997     1996
                              ------   ------   ------

Current                       $2,164   $3,037   $1,335
Deferred                          18       41        4
                              ------   ------   ------
   Total income tax expense   $2,182   $3,078   $1,339
                              ======   ======   ======

The Company paid income taxes of $592, $2,839 and $2,446 in 1998, 1997 and 1996, respectively. The Company had a current income tax liability of $2,181 and $609 at December 31, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                            1998      1997      1996
                                           ------    ------    ------

Statutory federal income tax rate           35.0%     35.0%     35.0%
Other                                         --        .1        .5
                                           ------    ------    ------

Effective income tax rate                   35.0%     35.1%     35.5%
                                           ======    ======    ======


7.   STATUTORY FINANCIAL INFORMATION

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of revised statutory accounting principles. While the NAIC has approved a January 1, 2001 implementation date for the newly developed guidance, companies must adhere to the implementation date adopted by their state of domicile. The Company's state of domicile, Arizona, is continuing its comparison of codification and current statutory accounting requirements to determine necessary revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1999 without prior approval of the Arizona Department of Insurance is $4,698.

8.    OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


                                         1998                            1997                               1996
                             -----------------------------   ----------------------------   -----------------------------
                                                    After-                         After-                          After-
                             Pretax       Tax        tax     Pretax      Tax        tax     Pretax       Tax        tax
                             ------       ---        ---     ------      ---        ---     ------       ---        ---
Unrealized capital gains
 and losses:
--------------------------
Unrealized holding gains
   (losses) arising during
   the period                $ 2,019    $  (707)   $ 1,312   $ 4,034   $(1,412)   $ 2,622   $  (871)   $   304    $  (567)
Less:  reclassification
   adjustment for realized
   net capital gains
   included in net income         (5)         2         (3)    3,453    (1,209)     2,244        --         --         --
                             -------    -------    -------   -------   -------    -------   -------    -------    -------
Unrealized net capital
   gains (losses)            $ 2,024    $  (709)   $ 1,315   $   581   $  (203)   $   378   $  (871)   $   304    $  (567)
                             -------    -------    -------   -------   -------    -------   -------    -------    -------
Other comprehensive
   income                    $ 2,024    $  (709)   $ 1,315   $   581   $  (203)   $   378   $  (871)   $   304    $  (567)
                             =======    =======    =======   =======   =======    =======   =======    =======    =======



9.    COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)



                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1998                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------

Life insurance in force                          $  12,056   $  12,056   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $  19,009   $  19,009   $    --
                                                 =========   =========   =======


                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1997                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------

Life insurance in force                          $   4,095   $   4,095   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $  11,641   $  11,641   $    --
                                                 =========   =========   =======


                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1996                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------
Life insurance in force                          $   2,436   $   2,436   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $   4,254   $   4,254   $    --
                                                 =========   =========   =======

--------------------------------------------------------------------------------
              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

                Financial Statements as of December 31, 1998 and
                  for the periods ended December 31, 1998 and
               December 31, 1997, and Independent Auditors' Report

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           Page
Independent Auditors' Report                                                 1

Statements  of Net Assets as of December 31, 1998 for the  following:

   Investments in the AIM Variable Insurance Funds, Inc. Portfolios:         2
     Capital Appreciation
     Diversified Income
     Global Utilities
     Government Securities
     Growth
     Growth and Income
     International Equity
     Money Market
     Value
     High Yield
     Balanced
     Capital Development
     Aggressive Growth

Statements  of  Operations  for the  following:

For the Year Ended December 31, 1998
   Investments in the AIM Variable Insurance Funds, Inc. Portfolios:         3
     Capital Appreciation
     Diversified Income
     Global Utilities
     Government Securities
     Growth
     Growth and Income
     International Equity
     Money Market
     Value

For the Period May 1, 1998 to December 31, 1998
   Investments in the AIM Variable Insurance Funds, Inc. Portfolios:         4
     High Yield
     Balanced
     Capital Development
     Aggressive Growth

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           Page
Statements of Changes in Net Assets for the following:

For the Years Ended December 31, 1998 and 1997
   Investments in the AIM Variable Insurance Funds, Inc. Portfolios:       5, 7
     Capital Appreciation
     Diversified Income
     Global Utilities
     Government Securities
     Growth
     Growth and Income
     International Equity
     Money Market
     Value

   For the Period May 1, 1998 to December 31, 1998
   Investments in the AIM Variable Insurance Funds, Inc. Portfolios:         6
     High Yield
     Balanced
     Capital Development
     Aggressive Growth

Notes to Financial Statements                                            8 - 13

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the sub-accounts ("portfolios" for purposes of this report), listed in the table of contents, that comprise Glenbrook Life and Annuity Company Separate Account A (the "Account"), a Separate Account of Glenbrook Life and Annuity Company, an affiliate of The Allstate Corporation, as of December 31, 1998, and the related statements of operations and changes in net assets for the applicable periods indicated in the table of contents. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the portfolios, listed in the table of contents, that comprise the Account as of December 31, 1998, and the results of their operations, and the changes in their net assets for each of the periods, indicated in the table of contents, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 18, 1999

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

($ and shares in thousands)

ASSETS
Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
  Capital Appreciation, 5,444 shares (cost $111,717)                $ 137,186
  Diversified Income, 2,620 shares (cost $28,606)                      28,661
  Global Utilities  605 shares (cost $8,826)                           10,509
  Government Securities, 1,059 shares (cost $11,126)                   11,521
  Growth, 4,188 shares (cost $80,445)                                 103,859
  Growth and Income, 5,708 shares (cost $99,406)                      135,568
  International Equity, 2,893 shares (cost $48,310)                    56,760
  Money Market, 18,300 shares (cost $18,300)                           18,300
  Value, 6,597 shares (cost $133,252)                                 173,178
  High Yield, 403 shares (cost $3,806)                                  3,561
  Balanced, 705 shares (cost $7,269)                                    7,855
  Capital Development, 244 shares (cost $2,058)                         2,247
  Aggressive Growth, 346 shares (cost $3,089)                           3,409
                                                                  -----------

           Total assets                                               692,614

LIABILITIES
Payable to Glenbrook Life and Annuity Company:
  Accrued contract maintenance charges                                    173
                                                                  -----------

           Net assets                                               $ 692,441
                                                                  ===========


See notes to financial statements.



GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A


STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                AIM Variable Insurance Funds, Inc. Portfolios
                                         ------------------------------------------------------------------------------------
                                                                    For the Year Ended December 31, 1998
                                         --------  --------------------------------------------------------------------------
                                          Capital  Diversi-  Global   Govt.              Growth   Inter-
                                         Appreci-   fied     Utili-  Securi-              and     national  Money
                                          ation    Income    ties     ties     Growth    Income   Equity    Market    Value
                                         --------  -------  -------  --------------------------------------------------------


INVESTMENT INCOME
Dividends                                $  3,661  $ 1,855  $   236  $   298  $  6,514  $  1,825  $   451  $    725  $  7,884
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk               (1,577)    (385)    (111)    (120)   (1,054)   (1,411)    (724)     (222)   (1,778)
  Administrative expense                     (117)     (28)      (8)      (9)      (78)     (105)     (53)      (16)     (132)
                                         --------  -------  -------  -------  --------  --------  -------  --------  --------

      Net investment income (loss)          1,967    1,442      117      169     5,382       309     (326)      487     5,974
                                         --------  -------  -------  -------  --------  --------  -------  --------  --------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales                       8,105    6,661    1,083    3,853     4,536     5,250    4,701    23,871     5,096
  Cost of investments sold                  6,994    6,329      929    3,700     3,548     4,196    4,192    23,871     4,033
                                         --------  -------  -------  -------  --------  --------  -------  --------  --------

      Net realized gains (losses)           1,111      332      154      153       988     1,054      509      --       1,063
                                         --------  -------  -------  -------  --------  --------  -------  --------  --------

Change in unrealized gains (losses)        16,357   (1,401)     891      131    16,304    23,958    6,041      --      29,565
                                         --------  -------  -------  -------  --------  --------  -------  --------  --------

      Net gains (losses) on investments    17,468   (1,069)   1,045      284    17,292    25,012    6,550      --      30,628
                                         --------  -------  -------  -------  --------  --------  -------  --------  --------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                        $ 19,435  $   373  $ 1,162  $   453  $ 22,674  $ 25,321  $ 6,224  $    487  $ 36,602
                                         ========  =======  =======  =======  ========  ========  =======  ========  ========




See notes to financial statements.


GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A


STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                             AIM Variable Insurance Funds, Inc. Portfolios
                                                     ------------------------------------------------------------
                                                            For the Period May 1, 1998 to December 31, 1998
                                                     ------------------------------------------------------------
                                                                                        Capital       Aggressive
                                                      High Yield      Balanced        Development       Growth
                                                     ------------    ------------    ------------    ------------

INVESTMENT INCOME
Dividends                                            $        148    $       102     $          8    $         17
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                                  (14)            (24)             (9)            (13)
  Administrative expense                                       (1)             (2)             (1)             (1)
                                                     ------------    ------------    ------------    ------------

         Net investment income (loss)                         133              76              (2)              3
                                                     ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                         507             422             644             310
  Cost of investments sold                                    552             417             730             325
                                                     ------------    ------------    ------------    ------------

        Net realized gains (losses)                           (45)              5             (86)            (15)
                                                     ------------    ------------    ------------    ------------

Change in unrealized gains (losses)                          (245)            586             189             320
                                                     ------------    ------------    ------------    ------------

        Net gains (losses) on investments                    (290)            591             103             305
                                                     ------------    ------------    ------------    ------------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $       (157)   $        667    $        101    $        308
                                                     ============    ============    ============    ============

See notes to financial statements.


GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A


STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                AIM Variable Insurance Funds, Inc. Portfolios
                                   --------------------------------------------------------------------------------------------
                                                                    For the Year Ended December 31, 1998
                                   --------------------------------------------------------------------------------------------
                                    Capital   Diversi-   Global     Govt.               Growth     Inter-
                                    Appreci-   fied      Utili-    Securi-                and     national  Money
                                     ation    Income     ties       ties     Growth     Income     Equity    Market    Value
                                   ---------  --------  --------  --------  --------   ---------  --------  -------------------
                                                                                                                      C>

FROM OPERATIONS
Net investment income (loss)       $   1,967  $  1,442  $    117  $    169  $   5,382  $     309  $   (326) $    487  $   5,974
Net realized gains (losses)            1,111       332       154       153        988      1,054       509        --      1,063
Change in unrealized gains (losses)   16,357    (1,401)      891       131     16,304     23,958     6,041        --     29,565
                                   ---------  --------  --------  --------  ---------  ---------  --------  --------  ---------

   Change in net assets resulting
     from operations                  19,435       373     1,162       453     22,674     25,321     6,224       487     36,602
                                   ---------  --------  --------  --------  ---------  ---------  --------  --------  ---------

FROM CAPITAL TRANSACTIONS
Deposits                              27,827     9,846     4,015     4,568     23,869     36,231     8,981    11,013     42,926
Benefit payments                      (1,289)     (386)      (47)     (124)      (975)    (1,638)     (546)     (581)    (1,481)
Payments on termination               (5,665)   (2,695)     (407)   (1,262)    (3,190)    (5,238)   (2,469)   (4,230)    (6,178)
Contract maintenance charges             (50)       (5)       (3)       (2)       (34)       (40)      (19)       (3)       (56)
Transfers among the portfolios and
with the Fixed Account - net          (3,081)   (1,465)       19     1,921      3,704      3,016    (1,619)   (2,261)     2,723
                                   ---------  --------  --------  --------  ---------  ---------  --------  --------  ---------

   Change in net assets resulting
     from capital transactions        17,742     5,295     3,577     5,101     23,374     32,331     4,328     3,938     37,934
                                   ---------  --------  --------  --------  ---------  ---------  --------  --------  ---------

INCREASE IN NET ASSETS                37,177     5,668     4,739     5,554     46,048     57,652    10,552     4,425     74,536

NET ASSETS AT BEGINNING OF PERIOD     99,972    22,987     5,775     5,964     57,769     77,888    46,194    13,873     98,600
                                   ---------  --------  --------  --------  ---------  ---------  --------  --------  ---------

NET ASSETS AT END OF PERIOD        $ 137,149  $ 28,655  $ 10,514  $ 11,518  $ 103,817  $ 135,540  $ 56,746  $ 18,298  $ 173,136
                                   =========  ========  ========  ========  =========  =========  ========  ========  =========



See notes to financial statements.


GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A


STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------

($ in thousands)

                                          AIM Variable Insurance Funds, Inc. Portfolios
                                      ----------------------------------------------------

                                         For the Period May 1, 1998 to December 31, 1998
                                      ----------------------------------------------------
                                                                   Capital
                                         High                      Develop-     Aggressive
                                        Yield        Balanced        ment         Growth
                                      ----------    ----------    ----------    ----------


FROM OPERATIONS
Net investment income (loss)          $      133    $       76    $       (2)   $        3
Net realized gains (losses)                  (45)            5           (86)          (15)
Change in unrealized gains (losses)         (245)          586           189           320
                                      ----------    ----------    ----------    ----------
     Change in net assets resulting
       from operations                      (157)          667           101           308
                                      ----------    ----------    ----------    ----------

FROM CAPITAL TRANSACTIONS
Deposits                                   3,164         6,083         1,247         2,135
Benefit payments                             (27)         --             (13)          (14)
Payments on termination                      (27)          (25)          (13)          (25)
Contract maintenance charges                  (1)           (2)           (1)           (1)
Transfers among the portfolios and
  with the Fixed Account - net               608         1,129           927         1,005
                                      ----------    ----------    ----------    ----------

     Change in net assets resulting
       from capital transactions           3,717         7,185         2,147         3,100
                                      ----------    ----------    ----------    ----------
INCREASE IN NET ASSETS                     3,560         7,852         2,248         3,408

NET ASSETS AT BEGINNING OF PERIOD             --            --            --            --
                                      ----------    ----------    ----------    ----------

NET ASSETS AT END OF PERIOD           $    3,560    $    7,852    $    2,248    $    3,408
                                      ==========    ==========    ==========    ==========



See notes to financial statements.




GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)


                                                                   AIM Variable Insurance Funds, Inc. Portfolios
                                           ---------------------------------------------------------------------------------------
                                             Capital  Diversi-   Global   Govt.              Growth    Inter-
                                            Appreci-   fied      Utili-  Securi-              and     national   Money
                                              ation    Income     ties    ties     Growth    Income    Equity    Market    Value
                                            --------  --------  -------  -------  --------  --------  --------  --------  --------

FROM OPERATIONS
Net investment income (loss)                $    161  $   (201) $   (45) $   (54) $  1,494  $   (675) $    387  $    470  $  2,501
Net realized gains (losses)                      305       113       32       (2)      183       135       115        --       188
Change in unrealized gains                     6,963     1,475      731      325     6,686    10,445       817        --     9,182
                                            --------  --------  -------  -------  --------  --------  --------  --------  --------
     Change in net assets resulting
       from operations                         7,429     1,387      718      269     8,363     9,905     1,319       470    11,871

FROM CAPITAL TRANSACTIONS
Deposits                                      42,558    13,392    2,312    3,051    23,709    36,208    21,202    20,138    43,561
Benefit payments                                (987)      (75)     (27)      --      (754)     (937)     (508)     (787)     (930)
Payments on termination                       (2,359)     (613)     (80)     (70)     (769)   (1,488)   (1,328)   (1,090)   (1,999)
Contract maintenance charges                     (36)       (7)      (2)      (1)      (20)      (24)      (17)       (2)      (34)
Transfers among the portfolios and with the
  Fixed Account - net                          2,455       732    1,010       34     3,506     5,854     1,991   (14,133)    7,008
                                            --------  --------  -------  -------  --------  --------  --------  --------  --------
     Change in net assets resulting from
       capital transactions                   41,631    13,429    3,213    3,014    25,672    39,613    21,340     4,126    47,606
                                            --------  --------  -------  -------  --------  --------  --------  --------  --------
INCREASE IN NET ASSETS                        49,060    14,816    3,931    3,283    34,035    49,518    22,659     4,596    59,477

NET ASSETS AT BEGINNING OF YEAR               50,912     8,171    1,844    2,681    23,734    28,370    23,535     9,277    39,123
                                            --------  --------  -------  -------  --------  --------  --------  --------  --------
NET ASSETS AT END OF YEAR                   $ 99,972  $ 22,987  $ 5,775  $ 5,964  $ 57,769  $ 77,888  $ 46,194  $ 13,873  $ 98,600
                                            ========  ========  =======  =======  ========  ========  ========  ========  ========

Net asset value per unit at end of year     $  12.74  $  11.79  $ 13.52  $ 10.83  $  14.34  $  14.50  $  12.60  $  10.74  $  13.52
                                            ========  ========  =======  =======  ========  ========  ========  ========  ========

Units outstanding at end of year               7,848     1,950      426      550     4,030     5,372     3,667     1,291     7,293
                                            ========  ========  =======  =======  ========  ========  ========  ========  ========


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A


NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.    ORGANIZATION

     Glenbrook Life and Annuity Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Glenbrook Life issues two variable annuity contracts, AIM Lifetime Plus and AIM Lifetime Plus II, the deposits of which are invested at the direction of the contractholder in the sub-accounts ("portfolios" for purposes of this report) that comprise the Account. Contractholders bear all investment risk for amounts allocated to the Account. The portfolios invest in the AIM Variable Insurance Funds, Inc. (the "Fund").

     Glenbrook Life provides insurance and administrative services to the contractholders for a fee.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1998.

     Investment Income - Investment income consists of dividends declared by the Funds and is recognized on the date of record.

     Realized Gains and Losses - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are payable by the Account in 1998 as the Account did not generate taxable income.

3.   CONTRACT CHARGES

     Glenbrook Life charges each contractholder daily at a per annum rate as follows:

                                        Mortality and             Administrative
                                         expense risk                 expense
                                         ------------                 -------
     AIM Lifetime Plus                      1.35%                      .10%
     AIM Lifetime Plus II                   1.00% (a)                  .10%

          (a) An enhanced death benefit rider is available at an additional charge of .20%, bringing the total mortality and expense risk charge to 1.20%. An enhanced death benefit and income combination rider is available at an additional charge of .40%, bringing the total mortality and expense risk charge to 1.40%.

     If aggregate deposits are less than $50,000, Glenbrook Life will deduct an annual maintenance charge of $35 on each contract anniversary date.

4.   FINANCIAL INSTRUMENTS

     The investments of the Account are carried at fair value, based on quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.


5. UNITS ISSUED AND REDEEMED

(Units in whole amounts)
                                                                    AIM LIFETIME PLUS CONTRACTS

                                                                    Unit activity  during 1998:
                                                      -----------------------------------------------------
                                                                                                Units         Accumulation
                                   Units Outstanding       Units              Units         Outstanding        Unit Value
                                   December 31, 1997       Issued          Redeemed       December 31, 1998 December 31, 1998
                                   -----------------  ---------------   ---------------   ----------------- -----------------

Investments in the AIM Variable
Insurance Funds, Inc. Portfolios:
 Capital Appreciation                     7,847,920         2,613,335        (1,690,834)         8,770,421             14.98
 Diversified Income                       1,950,083         1,213,518          (862,392)         2,301,209             12.04
 Global Utilities                           426,466           314,972          (110,627)           630,811             15.53
 Government Securities                      550,304           764,713          (402,431)           912,586             11.48
 Growth Fund                              4,030,090         2,032,317          (891,413)         5,170,994             18.95
 Growth and Income                        5,372,307         2,492,298          (929,360)         6,935,245             18.24
 International Equity                     3,666,828           892,357          (711,251)         3,847,934             14.34
 Money Market                             1,290,822         3,451,522        (3,353,000)         1,389,344             11.13
 Value                                    7,292,756         3,189,509        (1,260,079)         9,222,186             17.64
 High Yield                                       -           202,994           (32,315)           170,679              9.14
 Balanced                                         -           284,860           (40,257)           244,603             11.19
 Capital Development                              -           216,621           (90,237)           126,384              9.16
 Aggressive Growth                                -           201,655           (38,118)           163,537              9.81



Units relating to accrued contract maintenance charges are included in units redeemed.




5. UNITS ISSUED AND REDEEMED

(Units in whole amounts)
                                                                  AIM LIFETIME PLUS II CONTRACTS

                                                                    Unit activity  during 1998:
                                                      -----------------------------------------------------
                                                                                                Units        Accumulation
                                   Units Outstanding       Units              Units         Outstanding        Unit Value
                                   December 31, 1997       Issued          Redeemed       December 31, 1998 December 31, 1998
                                   -----------------  ---------------   ---------------   ----------------- -----------------

Investments in the AIM Variable
Insurance Funds, Inc. Portfolios:
 Capital Appreciation                            --           104,556            (7,169)            97,387   $         11.04
 Diversified Income                              --            31,987              (252)            31,735              9.87
 Global Utilities                                --            28,502              (327)            28,175             10.80
 Government Securities                           --            62,478           (10,266)            52,212             10.71
 Growth Fund                                     --            88,194           (10,680)            77,514             11.82
 Growth and Income                               --           122,758           (10,131)           112,627             11.68
 International Equity                            --            38,505            (3,526)            34,979              9.67
 Money Market                                    --           109,219            (4,440)           104,779             10.22
 Value                                           --           154,316           (14,370)           139,946             11.75
 High Yield                                      --            68,105            (6,838)            61,267              9.10
 Balanced                                        --            75,577            (8,262)            67,315             11.30
 Capital Development                             --            13,535              (822)            12,713              9.91
 Aggressive Growth                               --            50,605              (486)            50,119             10.56



Units relating to accrued contract maintenance charges are included in units redeemed.



5. UNITS ISSUED AND REDEEMED

(Units in whole amounts)
                                            AIM LIFETIME PLUS II CONTRACTS WITH ENHANCED DEATH BENEFIT COMBINATION RIDER

                                                                    Unit activity  during 1998:
                                                      -----------------------------------------------------
                                                                                                Units         Accumulation
                                   Units Outstanding       Units              Units         Outstanding        Unit Value
                                   December 31, 1997       Issued          Redeemed       December 31, 1998 December 31, 1998
                                   -----------------  ---------------   ---------------   ----------------- -----------------

Investments in the AIM Variable
Insurance Funds, Inc. Portfolios:
 Capital Appreciation                            --           244,943           (21,389)           223,554   $         11.02
 Diversified Income                              --            67,478           (27,471)            40,007              9.86
 Global Utilities                                --            21,697              (320)            21,377             10.79
 Government Securities                           --            40,982           (25,116)            15,866             10.69
 Growth Fund                                     --           200,682           (18,494)           182,188             11.81
 Growth and Income                               --           283,343            (6,381)           276,962             11.67
 International Equity                            --            64,115              (601)            63,514              9.66
 Money Market                                    --           165,469           (54,074)           111,395             10.21
 Value                                           --           363,441           (12,488)           350,953             11.73
 High Yield                                      --           114,937           (11,452)           103,485              9.09
 Balanced                                        --           224,278            (2,790)           221,488             11.29
 Capital Development                             --            58,345            (3,299)            55,046              9.90
 Aggressive Growth                               --            58,361              (673)            57,688             10.55



Units relating to accrued contract maintenance charges are included in units redeemed.



5. UNITS ISSUED AND REDEEMED


(Units in whole amounts)
                                            AIM LIFETIME PLUS II CONTRACTS WITH ENHANCED DEATH BENEFIT AND INCOME RIDER

                                                                   Unit activity during 1998:
                                                      -----------------------------------------------------
                                                                                                Units         Accumulation
                                   Units Outstanding       Units              Units         Outstanding        Unit Value
                                   December 31, 1997       Issued          Redeemed       December 31, 1998 December 31, 1998
                                   -----------------  ---------------   ---------------   ----------------- -----------------

Investments in the AIM Variable
Insurance Funds, Inc. Portfolios:
 Capital Appreciation                            --           218,410           (15,312)           203,098   $         11.01
 Diversified Income                              --            34,119            (8,616)            25,503              9.85
 Global Utilities                                --            16,748                (6)            16,742             10.78
 Government Securities                           --            29,123              (159)            28,964             10.68
 Growth Fund                                     --           246,165           (12,506)           233,659             11.80
 Growth and Income                               --           395,013           (10,707)           384,306             11.66
 International Equity                            --            64,321              (678)            63,643              9.65
 Money Market                                    --            76,671           (15,190)            61,481             10.20
 Value                                           --           412,323           (14,819)           397,504             11.72
 High Yield                                      --            58,191            (2,846)            55,345              9.08
 Balanced                                        --           166,336            (1,760)           164,576             11.27
 Capital Development                             --            42,596              (321)            42,275              9.89
 Aggressive Growth                               --            64,376            (1,199)            63,177             10.54



Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

Glenbrook Life and Annuity Company Financial Statements are contained in Part B of this Registration Statement. The Financial Statements of Glenbrook Life and Annuity Company Separate Account A also are contained in Part B of this Registration Statement.

     (b)  EXHIBITS

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-62203) dated April 22, 1996.)

(2)     Not Applicable

(3) Form of Underwriting Agreement (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-62203) dated November 22, 1996.)

(4) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract (Previously filed in the initial filing of this Registration Statement (File No. 033-62203) dated August 28, 1995.)

(5) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract Application (Previously filed in the initial filing to this Registration Statement (File No. 033-62203) dated August 28, 1995.)

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(7) Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-62203) dated November 22, 1995.)

(8) Participation Agreement with AIM Variable Insurance Funds (Previously filed in Post- Effective Amendment No. 1 this Registration Statement (File No. 033-62203) dated April 22, 1996.)

(9)(a) Opinion and Consent of Counsel (Previously filed in the initial filing of this Registration Statement (File No. 033-62203) dated August 28, 1995.)

(9)(b)  Opinion and Consent of Counsel

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Freedman, Levy, Kroll & Simonds

(11)    Not applicable

(12)    Not applicable

(13)    Performance  Data  Calculations   (Previously  filed  in  Post-Effective
        Amendment No. 2 to this Registration Statement (File No. 033-62203) dated April 1, 1997).

(14)    Not applicable

(99)(a) Powers of Attorney (Previously filed in Post-Effective No. 2 to this Registration Statement (File No. 033-62203), dated April 1, 1997.)

(99)(b) Power of Attorney for Thomas J. Wilson, II



25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL               POSITION AND OFFICE WITH
BUSINESS ADDRESS                 DEPOSITOR OF THE ACCOUNT
------------------               ------------------------

Louis G. Lower, II               Director, Chairman of the Board and Chief Executive Officer
Thomas J. Wilson, II             Director and Vice Chairman
Peter H. Heckman                 Director, President and Chief Operating Officer
Michael J. Velotta               Director, Vice President, Secretary and General Counsel
Sarah R. Donahue                 Director and Assistant Vice President
Brent H. Hamann                  Director
John R. Hunter                   Director
Kevin R. Slawin                  Director and Vice President
Timothy N. Vander Plas           Director and Assistant Vice President
G. Craig Whitehead               Director and Assistant Vice President
Casey J. Sylla                   Chief Investment Officer
Marla G. Friedman                Vice President
A. Sales Miller                  Vice President-Operations
James P. Zils                    Treasurer
Keith A. Hauschildt              Assistant Vice President and Controller
C. Nelson Strom                  Assistant Vice President and Corporate
Actuary
Kathleen A. Urbanowicz           Assistant Vice President-Operations
Barry S. Paul                    Assistant Vice President
Robert N. Roeters                Assistant Vice President
Joanne M. Derrig                 Assistant Secretary and Chief Compliance Officer
Brenda D. Sneed                  Assistant Secretary and Assistant General Counsel
Emma M. Kalaidjian               Assistant Secretary
Paul N. Kierig                   Assistant Secretary
Mary J. McGinn                   Assistant Secretary
Gregory C. Sernett               Assistant Secretary
Nancy M. Bufalino                Assistant Treasurer
Patricia W. Wilson               Assistant Treasurer

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 1999 (File No. 1-11840). See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS

As of April 13, 1999, there were 6,914 nonqualified contracts and 2,472 qualified contracts.

28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgements, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29.  PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

     Glenbrook Life Multi-Manager Variable Account
     Glenbrook Life and Annuity
     Company Variable Annuity Account
     Glenbrook Life Scudder Variable Account (A)
     Glenbrook Life Variable Life Separate Account A
     Glenbrook Life Variable Life Separate Account B
     Allstate Life Insurance Company Separate Account A
     Allstate Life of New York Separate Account A
     Glenbrook Life AIM Variable Life Separate Account A

(b)  The directors and principal officers of the principal underwriter are:

Name and Principal Business
Address* of Each Such Person     Positions and Offices with Underwriter
----------------------------     --------------------------------------
Louis G. Lower, II               Director
Kevin R. Slawin                  Director
Michael J. Velotta               Director and Secretary
John R. Hunter                   President and Chief Executive Officer
Diane Bellas                     Vice President and Controller
Brent H. Hamann                  Vice President
Andrea J. Schur                  Vice President
Terry R. Young                   General Counsel and Assistant Secretary
James P. Zils                    Treasurer
Lisa A. Burnell                  Assistant Vice President and Compliance Officer
Robert N. Roeters                Assistant Vice President
Emma M. Kalaidjian               Assistant Secretary
Brenda D. Sneed                  Assistant Secretary
Nancy M. Bufalino                Assistant Treasurer

*The principal business address of the above-named individuals is 3100 Sanders Road, Northbrook, Illinois.


(c)  Compensation of Allstate Life Financial Services, Inc.

None.

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31.  MANAGEMENT SERVICES

None


32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Registrant represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.


REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Individual and Group Flexible Premium Deferred Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 27th day of April, 1999.

                              GLENBROOK LIFE AND ANNUITY COMPANY
                               SEPARATE ACCOUNT A
                                     (REGISTRANT)

                         BY:  GLENBROOK LIFE AND ANNUITY COMPANY
                                     (DEPOSITOR)

(SEAL)

Attest: /s/Brenda D. Sneed                  By: /s/Michael J. Velotta
        ------------------                      ---------------------
        Brenda D. Sneed                         Michael J. Velotta
        Assistant Secretary                     Vice President, Secretary and
        and Assistant General Counsel           General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 27th day of April, 1999.

*/LOUIS G. LOWER, II                      Chairman of the Board, Chief
 -------------------                      Executive Officer and Director
  Louis G. Lower, II                      (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                     Vice President, Secretary, General
---------------------                     Counsel and Director
   Michael J. Velotta

*/THOMAS J. WILSON, II                    Vice Chairman and Director
----------------------                    (Principal Operating Officer)
  Thomas J. Wilson, II

*/PETER H. HECKMAN                        President, Chief Operating Officer
------------------                        and Director
  Peter H. Heckman

*/JOHN R. HUNTER                          Director
----------------
  John R. Hunter

*/KEVIN R. SLAWIN                         Vice President and Director
-----------------                         (Principal Financial Officer)
  Kevin R. Slawin

*/G. CRAIG WHITEHEAD                      Vice President and Director
--------------------
  G. Craig Whitehead

*/KEITH A. HAUSCHILDT                     Assistant Vice President and
---------------------                     Controller
  Keith A. Hauschildt                     (Principal Accounting Officer)


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                  EXHIBIT INDEX

Exhibit    Description

(9)(b)     Opinion and Consent of General Counsel

(10)(a)    Independent Auditors' Consent

(10)(b)    Consent of Freedman, Levy, Kroll & Simonds

(99)       Power of Attorney for Thomas J. Wilson, II